Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Summary of Significant Accounting Policies
Schedule of revenue by geographic region

	Three Months Ended March 31,
	2020	2019

United States	$43,029	$38,231
International	18,383	12,207
Total revenue	$61,412	$50,438

	Year Ended December 31,
	2019	2018	2017
	(in thousands)
United States	$188,283	$154,609	$130,135
International	54,615	46,953	42,404
Total revenue	$242,898	$201,562	$172,539

Schedule of property, plant and equipment summarized by geographical area

	December 31,
	2019	2018
	(in thousands)
United States	$10,015	$4,388
International	1,168	1,242
Total property and equipment, net	$11,183	$5,630

Summary of estimated useful lives of property, plant and equipment

Asset Type	Useful Life
Computer equipment	3 years
Purchased computer software	1 - 3 years
Furniture and fixtures	3 - 5 years
Leasehold improvements	Lesser of the lease term or 10 years
Other	3 - 5 years

Summary of estimated useful life for each acquired intangible assets

Asset Type	Useful Life
Developed technology	4 - 9 years
Customer relationships	9 - 13 years
Trade names	10 years
Product backlog	2 - 3 years
Non-compete agreements	3 years

Schedule of revenue by category

	Three Months Ended March 31,
	2020	2019

Subscription term-based licenses:
Multi-year subscription term-based licenses	$23,988	$23,431
1-year subscription term-based licenses	14,149	9,294
Total subscription term-based licenses	38,137	32,725
Subscription SaaS and support and maintenance	18,681	14,895
Professional services and other	4,594	2,818
Total revenue	$61,412	$50,438

	Year Ended December 31,
	2019	2018	2017
	(in thousands)
Subscription term-based licenses:
Multi-year subscription term-based licenses	$113,151	$88,925	$86,421
1-year subscription term-based licenses	48,255	44,743	35,678
Total subscription term-based licenses	161,406	133,668	122,099
Subscription SaaS and support and maintenance	63,939	51,323	38,120
Professional services and other	17,553	16,571	12,320
Total revenue	$242,898	$201,562	$172,539

Schedule of contract assets

	Three Months Ended March 31,
	2020	2019

Beginning balance	$86,010	$67,468
Ending balance	85,213	70,300
Change	$(797)	$2,832

	Year Ended December 31,
	2019	2018	2017
	(in thousands)
Beginning balance	$67,468	$60,662	$38,491
Ending balance	86,010	67,468	60,662
Change	$18,542	$6,806	$22,171

Schedule of contract liabilities

	Three Months Ended March 31,
	2020	2019

Beginning balance	$47,507	$35,367
Ending balance	38,343	37,975
Change	$(9,164)	$2,608

	Year Ended December 31,
	2019	2018	2017
	(in thousands)
Beginning balance	$35,367	$33,810	$27,606
Ending balance	47,507	35,367	33,810
Change	$12,140	$1,557	$6,204

Schedule of deferred revenue recognized as revenue

	Three Months Ended March 31,
	2020	2019

Deferred revenue recognized as revenue	$22,968	$15,536

	Year Ended December 31,
	2019	2018	2017
	(in thousands)
Deferred revenue recognized as revenue	$33,100	$31,391	$26,332

Schedule of deferred commission

	Three Months Ended March 31,
	2020	2019

Beginning balance	$13,670	$11,033
Additions to deferred commissions	1,536	1,298
Amortization of deferred commissions	(2,102)	(1,396)
Ending balance	$13,104	$10,935

Deferred commissions, current	$5,303	$3,831
Deferred commissions, noncurrent	7,801	7,104
Total deferred commissions	$13,104	$10,935

	Year Ended December 31,
	2019	2018	2017
	(in thousands)
Beginning balance	$11,033	$6,354	$2,121
Additions to deferred commissions	9,060	9,981	7,693
Amortization of deferred commissions	(6,423)	(5,302)	(3,460)
Ending balance	$13,670	$11,033	$6,354

Deferred commissions, current	$5,814	$3,746	$1,858
Deferred commissions, noncurrent	7,856	7,287	4,496
Total deferred commissions	$13,670	$11,033	$6,354

Summary of assumptions used

Risk-free rate	1.7%
Expected term	2.3	years
Dividend yield	—
Volatility	47.0%
Weighted-average fair value of modified options	$4.41

Time-based options
Summary of Significant Accounting Policies
Summary of assumptions used

	Year Ended December 31,
	2019	2018		2017
Risk-free rate	—	2.6% - 3.0%		2.0% - 2.2%
Expected term	—	6.1	years	6.1	years
Dividend yield	—	—		—
Volatility	—	39% - 42%		38% - 42%
Weighted-average grant date fair value of options granted during period	—	$4.84		$3.43

Performance and market based options
Summary of Significant Accounting Policies
Summary of assumptions used

	Year Ended December 31,
	2019	2018		2017
Risk-free rate	—	2.5% - 2.8%		1.5% - 1.9%
Expected term	—	1.7 - 3.3	years	3.8 - 4.5	years
Dividend yield	—	—		—
Volatility	—	45% - 55%		57% - 62%
Weighted-average grant date fair value of options granted during period	—	$2.29		$2.29